Note 9 - Deposit on Mill Equipment	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [text block]
9.	Deposit on mill equipment
On
October 19, 2015,
the Company entered into a Mill Purchase Option Agreement (the “Agreement’) to acquire the Rock Creek mill. Pursuant to the Agreement, Almaden has the exclusive right and option to purchase the mill for total cash payments of
US$6,500,000,
plus the issuance of
407,997
common shares (issued with a fair value of
$273,358
), subject to adjustment in certain circumstances (the “Option”).

In order to exercise the Option, Almaden must make option payments according to the following schedule:

Date	Payment Status	USD	CAD
October 21, 2015	Cash paid	$250,000	$346,000
November 25, 2015	407,997 shares issued		273,358
December 29, 2015	Cash paid	250,000	346,000
December 31, 2015			965,358
March 17, 2016	Cash paid	250,000	324,600
Unrealized foreign exchange loss on deposit on mill equipment			(9,575)
December 31, 2016			$1,280,383

June 13, 2017	Cash paid	2,000,000	2,647,600
Mill Deposit			3,927,983
Mill Mobilization Deposit
April 5, 2017	Cash paid	$350,000	469,385
July 19, 2017	Cash paid	$417,500	525,841
			995,226
December 31, 2017			$4,923,209

In order to exercise the Option, Almaden must make a final option payment on or before
June 15, 2018
for
$3,750,000
USD (
$4,704,375
CAD). The payments are
not
refundable upon termination of the option.

The Company has begun a mobilization plan to move the Rock Creek mill from Nome, Alaska to Mexico. A deposit of
$995,226
(
$767,500
USD) was paid during the period ended
December 31, 2017
to set up camp for the dismantlement of the mill.